Related parties (Detail 1) SFr in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CHF (SFr)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CHF (SFr)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CHF (SFr)		Dec. 31, 2018 USD ($)
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments	[1]			$ 33			$ 32			$ 27
Incentive awards - cash	[2]			18			14			15
Annual incentive award under DCCP				27			21			22
Employer's contributions to retirement benefit plans				3			3			3
Benefits in kind, fringe benefits (at market value)				1			1			2
Equity-based compensation	[3]			47			37			40
Total		SFr 121	[4]	$ 129	SFr 107	[4]	$ 108	SFr 107	[4]	$ 109
Vesting period of shares granted to key management personnel		5 years		5 years	5 years		5 years	5 years		5 years
Applicable performance award currency exchange rate		0.94		0.94	0.99		0.99	0.98		0.98
UBS AG
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments	[1]			$ 31			$ 30			$ 25
Incentive awards - cash	[2]			17			13			14
Annual incentive award under DCCP				26			20			21
Employer's contributions to retirement benefit plans				2			2			3
Benefits in kind, fringe benefits (at market value)				1			1			2
Equity-based compensation	[3]			45			34			38
Total		SFr 115	[4]	$ 122	SFr 101	[4]	$ 101	SFr 100	[4]	$ 102
Vesting period of shares granted to key management personnel		5 years		5 years	5 years		5 years	5 years		5 years
Applicable performance award currency exchange rate		0.94		0.94	0.99		0.99	0.98		0.98

[1]	May include role-based allowances in line with market practice and regulatory requirements
[2]	The cash portion may also include blocked shares in line with regulatory requirements.
[3]
Compensation expense is based on the share price on grant date taking into account performance conditions. Refer to Note 27 for more information. For GEB members, equity-based compensation for 2020 and 2019 was entirely composed of LTIP awards and equity-based compensation for 2018 was entirely composed of EOP awards. For the Chairman of the BoD the equity-based compensation for 2020, 2019 and 2018 was entirely composed of UBS shares.

[4]
Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2020: USD / CHF 0.94; 2019: USD / CHF 0.99; 2018: USD / CHF 0.98).